Condensed Consolidated Statements of Changes in Mezzanine Equity and Stockholders' Equity (Unaudited) (Parentheticals) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs, Exercise of Warrants Cost				$ 276	$ 276
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 172	$ 68	$ 1,630		$ 1,630